REDEEMABLE NON-CONTROLLING INTERESTS (Narrative) (Details) - USD ($)			4 Months Ended	12 Months Ended
	Jun. 06, 2017	Jun. 03, 2016	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 31, 2016
Redeemable Noncontrolling Interest [Line Items]
Distributions to members and redeemable non-controlling interests				$ 29,968,000	$ 23,656,000	$ 32,744,000
Balance of redeemable non-controlling interest				53,741,000	30,805,000
Master Investment Agreement with DB MED Investor I LLC and DB MED Investor II LLC [Member]
Redeemable Noncontrolling Interest [Line Items]
Distributions to members and redeemable non-controlling interests				2,400,000	0
Investments and contributions	$ 13,800,000.0	$ 10,000,000
Master Investment Agreement with DB MED Investor I LLC and DB MED Investor II LLC [Member] | Minimum [Member]
Redeemable Noncontrolling Interest [Line Items]
Investment period	7 years
Master Investment Agreement with DB MED Investor I LLC and DB MED Investor II LLC [Member] | Maximum [Member]
Redeemable Noncontrolling Interest [Line Items]
Investment period	10 years
Medley and ''Investors'' [Member] | Master Investment Agreement with DB MED Investor I LLC and DB MED Investor II LLC [Member]
Redeemable Noncontrolling Interest [Line Items]
Investments and contributions		$ 50,000,000
Contributions to the joint venture				53,800,000	16,800,000
Medley and ''Investors'' [Member] | Master Investment Agreement with DB MED Investor I LLC and DB MED Investor II LLC [Member] | MCC Advisors LLC [Member]
Redeemable Noncontrolling Interest [Line Items]
Purchases of available for sale securities			$ 51,800,000
Investors [Member]
Redeemable Noncontrolling Interest [Line Items]
Percent of preferred distributions given to Investors		8.00%
Investors [Member] | Master Investment Agreement with DB MED Investor I LLC and DB MED Investor II LLC [Member]
Redeemable Noncontrolling Interest [Line Items]
Investments and contributions	$ 40,000,000
Percent of Joint Venture profits given to Investors		15.00%
Period before Investors can redeem their interests		10 years
STRF [Member]
Redeemable Noncontrolling Interest [Line Items]
Net income allocated to non-controlling interest				400,000
Balance of redeemable non-controlling interest				(400,000)
Seed investment				2,100,000
STRF [Member] | Master Investment Agreement with DB MED Investor I LLC and DB MED Investor II LLC [Member]
Redeemable Noncontrolling Interest [Line Items]
Seed investment				2,000,000
Nonredeemable Noncontrolling Interest [Member]
Redeemable Noncontrolling Interest [Line Items]
Balance of redeemable non-controlling interest				53,741,000	30,805,000	$ 0
Nonredeemable Noncontrolling Interest [Member] | SIC Advisors LLC [Member]
Redeemable Noncontrolling Interest [Line Items]
Fair value of non-controlling interest							$ 12,200,000
Net income allocated to non-controlling interest				4,400,000
Distributions to members and redeemable non-controlling interests				4,300,000
Balance of redeemable non-controlling interest				13,500,000
Non-Controlling Interests [Member] | Master Investment Agreement with DB MED Investor I LLC and DB MED Investor II LLC [Member]
Redeemable Noncontrolling Interest [Line Items]
Net income allocated to non-controlling interest				2,700,000	400,000
Non-Controlling Interests [Member] | Investors [Member] | Master Investment Agreement with DB MED Investor I LLC and DB MED Investor II LLC [Member]
Redeemable Noncontrolling Interest [Line Items]
Balance of redeemable non-controlling interest				$ 40,600,000	$ 17,500,000